CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 16,348	$ 14,136	$ 12,733
Other comprehensive income (loss):
Change in foreign currency translation adjustment	(1,067)	(996)	89
Available-for-sale investments:
Change in net unrealized gains (losses)	(715)	505	(392)
Less: reclassification adjustment for net (gains) losses included in net income	208	(134)	(162)
Net change (net of tax effect of $212, $60, and $29)	(507)	371	(554)
Cash flow hedges:
Change in net unrealized gains	676	651	112
Less: reclassification adjustment for net gains included in net income	(1,003)	(124)	(60)
Net change (net of tax effect of $30, $196, and $115)	(327)	527	52
Other comprehensive loss	(1,901)	(98)	(413)
Comprehensive income	14,447	14,038	12,320
Google Inc.
Net income	16,348	14,136	12,733
Other comprehensive income (loss):
Change in foreign currency translation adjustment	(1,067)	(996)	89
Available-for-sale investments:
Change in net unrealized gains (losses)	(715)	505	(392)
Less: reclassification adjustment for net (gains) losses included in net income	208	(134)	(162)
Net change (net of tax effect of $212, $60, and $29)	(507)	371	(554)
Cash flow hedges:
Change in net unrealized gains	676	651	112
Less: reclassification adjustment for net gains included in net income	(1,003)	(124)	(60)
Net change (net of tax effect of $30, $196, and $115)	(327)	527	52
Other comprehensive loss	(1,901)	(98)	(413)
Comprehensive income	$ 14,447	$ 14,038	$ 12,320